Note 4 - Loans (Details) - Allowance For Loan Losses - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Dec. 31, 2014
Allowance for loan losses:
Beginning balance	$ 2,761	$ 2,792	$ 2,792	$ 2,594
Ending balance	2,834	2,737	2,761	2,792
Ending balance:
Individually evaluated for impairment					$ 9	$ 6
Ending balance:
Loans: Collectively evaluated for impairment				277,127	298,863	283,375
Total allowance for loan losses ending balance	2,761	2,792	2,761	2,792	2,834	2,761
Ending balance:
Loans: Individually evaluated for impairment				1,325	2,585	1,472
Ending balance:
Allowance for loan losses: Collectively evaluated for impairment				2,792	2,825	2,755
Total loans ending balance				278,452	$ 301,448	284,847
Allowance for loan losses:
Charge-offs	(15)	(98)	(101)	(154)
Recoveries	8	13	15	7
Provision (benefit)	80	30	55	345
Commercial and Industrial [Member]
Allowance for loan losses:
Beginning balance	227	239	239	219
Ending balance			227	239
Ending balance:
Individually evaluated for impairment						6
Ending balance:
Loans: Collectively evaluated for impairment				20,576		221
Total allowance for loan losses ending balance	227	239	239	239		227
Ending balance:
Loans: Individually evaluated for impairment						439
Ending balance:
Allowance for loan losses: Collectively evaluated for impairment				239		20,058
Total loans ending balance				20,576		20,497
Allowance for loan losses:
Charge-offs				(2)
Recoveries			3	4
Provision (benefit)			(15)	18
Consumer Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	134	102	102	99
Ending balance			134	102
Ending balance:
Loans: Collectively evaluated for impairment				10,664		134
Total allowance for loan losses ending balance	134	102	102	102		134
Ending balance:
Allowance for loan losses: Collectively evaluated for impairment				102		16,576
Total loans ending balance				10,664		16,576
Allowance for loan losses:
Charge-offs			(8)	(58)
Recoveries			4	3
Provision (benefit)			36	58
Unallocated Financing Receivables [Member]
Allowance for loan losses:
Beginning balance	4			135
Ending balance			4
Ending balance:
Loans: Collectively evaluated for impairment						4
Total allowance for loan losses ending balance	4		4	135		4
Allowance for loan losses:
Provision (benefit)			4	(135)
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Residential Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	1,085	1,189	1,189	1,051
Ending balance			1,085	1,189
Ending balance:
Loans: Collectively evaluated for impairment				137,364		1,085
Total allowance for loan losses ending balance	1,085	1,189	1,189	1,189		1,085
Ending balance:
Loans: Individually evaluated for impairment				175		170
Ending balance:
Allowance for loan losses: Collectively evaluated for impairment				1,189		132,383
Total loans ending balance				137,539		132,553
Allowance for loan losses:
Charge-offs			(93)	(40)
Recoveries			8
Provision (benefit)			(19)	178
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Other Receivable [Member] (Deprecated 2015-01-31)
Allowance for loan losses:
Beginning balance	738	748	748	586
Ending balance			738	748
Ending balance:
Loans: Collectively evaluated for impairment				54,234		738
Total allowance for loan losses ending balance	738	748	748	748		738
Ending balance:
Loans: Individually evaluated for impairment				924		860
Ending balance:
Allowance for loan losses: Collectively evaluated for impairment				748		54,724
Total loans ending balance				55,158		55,584
Allowance for loan losses:
Charge-offs				(54)
Provision (benefit)			(10)	216
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Construction Financing Receivable [Member] (Deprecated 2015-01-31)
Allowance for loan losses:
Beginning balance	249	211	211	142
Ending balance			249	211
Ending balance:
Loans: Collectively evaluated for impairment				7,551		249
Total allowance for loan losses ending balance	249	211	211	211		249
Ending balance:
Loans: Individually evaluated for impairment				222
Ending balance:
Allowance for loan losses: Collectively evaluated for impairment				211		13,234
Total loans ending balance				7,773		13,234
Allowance for loan losses:
Provision (benefit)			38	69
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Home Equity Line of Credit [Member]
Allowance for loan losses:
Beginning balance	324	303	303	362
Ending balance			324	303
Ending balance:
Loans: Collectively evaluated for impairment				46,738		324
Total allowance for loan losses ending balance	$ 324	$ 303	303	303		324
Ending balance:
Loans: Individually evaluated for impairment				4		3
Ending balance:
Allowance for loan losses: Collectively evaluated for impairment				303		46,400
Total loans ending balance				46,742		$ 46,403
Allowance for loan losses:
Provision (benefit)			$ 21	$ (59)